Annual Total Returns [BarChart] - Voya Target Retirement 2040 Fund - Class I	Sep. 30, 2021
Bar Chart Table:
2011
2012
2013	22.74%
2014	6.08%
2015	(1.08%)
2016	7.46%
2017	20.17%
2018	(8.35%)
2019	23.68%
2020	16.92%